Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Due from related party (current)	$ 6,674	$ 20,637
Due to related parties (current)	(5,033)	(21,828)
Due to related party (non-current)	(116,617)	0
Accrued liabilities	(3,709)	(4,955)
Related parties
Due from related party (current)	6,674	20,637
Due to related parties (current)	(5,033)	(21,828)
Due to related party (non-current)	(116,617)	0
Accrued liabilities	$ (1,082)	$ (1,059)